DERIVATIVE FINANCIAL INSTRUMENTS - Derivative warrants using Black-Scholes valuation technique (Details) (USD $)	Jun. 30, 2013 2012 Private Placement	Dec. 31, 2012 2012 Private Placement	Dec. 17, 2012 2012 Private Placement	Nov. 19, 2012 2012 Private Placement	Dec. 31, 2012 2011 Private Placement	Dec. 17, 2012 2011 Private Placement	Nov. 19, 2012 2011 Private Placement	Oct. 01, 2012 2011 Private Placement	Dec. 31, 2011 2011 Private Placement	Sep. 30, 2011 2011 Private Placement	Dec. 10, 2012 December 10, 2012
Fair market value of common stock	$ 0.18	$ 0.37	$ 0.32	$ 0.46	$ 0.37	$ 0.32	$ 0.46	$ 0.18	$ 0.95	$ 0.60	$ 0.35
Exercise price	$ 0.35	$ 0.35	$ 0.35	$ 0.35	$ 0.35	$ 0.35	$ 0.35	$ 0.60	$ 0.60	$ 0.60	$ 0.35
Term		4 years	4 years	4 years	4 years	4 years	4 years	2 years	3 years	3 years	3 years
Volatility range		68.30%	68.60%	68.70%	68.30%	68.60%	68.70%	69.70%	63.90%	68.50%	65.80%
Risk-free rate	0.66%	0.36%	0.37%	0.33%	0.36%	0.37%	0.33%	0.25%	0.50%	0.50%	0.33%